Accounts Receivable	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Accounts Receivable
11.	ACCOUNTS RECEIVABLE

	As of December 31,
	2021	2022
	HK$	HK$
Receivable from capital market solutions services	86,514,680	81,614,733
Commission receivable from insurance brokerage	—	2,718,150
Receivable from digital solutions and other services	—	81,844,175
Receivable from fashion and luxury media advertising and marketing services	—	21,496,558

	86,514,680	187,673,616

As of January 1, 2021, the Group has receivables arising from contracts with customers of
HK$
77,350,250
.
The normal settlement terms of receivables from capital market solutions services are specific terms mutually agreed between the contracting parties. Receivables are non-interest
bearing. The Group allows a credit period of up to 15 days to its commission receivable arising from insurance brokerage business and a credit period of up to 90 days to its accounts receivable arising from the digital solutions and other services business and fashion and luxury media advertising and marketing services business.
The
Group seeks to maintain strict control over its outstanding receivables and has a credit control team to minimize credit risk. Overdue balances are reviewed regularly by senior management. The Group does not hold any collateral over its accounts receivable.

An aging analysis of the accounts receivable as of the end of the reporting period, based on the due date, net of loss allowance is as follows:

	As of December 31,
	2021	2022
	HK$	HK$
Not yet due	74,048,058	177,754,160
Past due
Within 1 month	53,633	7,270,723
1 to 3 months	5,165,947	1,545,263
Over 3 months	7,247,042	1,103,470

	86,514,680	187,673,616

As of December 31, 2021 and 2022, accounts receivable was due from a number of reputable corporate clients, brokers and individual clients.
An impairment analysis of accounts receivable from capital market solutions services is performed at each reporting date using probability of default approach to measure expected credit losses. The probability of default and loss given default are estimated based on the Group’s assessment on credit ratings of the accounts receivable and historical loss experience. The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. The calculation of ECL considers forward looking information through the use of publicly available economic data and forecasts, including macroeconomic data such as GDP growth and unemployment rate, management judgement to reflect the qualitative factors and through the use of multiple probability weighted scenarios.
Other than receivables from brokers and clearing house of HK$21,545,865 included in receivable from capital market solutions services as of December 31, 2021 which measures the loss allowance equal to
12-month
ECL, the Group has applied the simplified approach in IFRS 9 to measure the loss allowance at lifetime ECL. For receivable arising from the digital solutions and other services, the ECL is assessed on an individual basis. The ECL on remaining accounts receivable is performed on a collective basis, grouped by internal credit rating.
An impairment for loss allowance of HK$17,109,001 was made on receivables with gross amount of HK$17,109,001 arising from capital market solutions service
s
, and was further written off during the year ended December 31, 2020, as the directors of the Company considered there was no realistic prospect of recovery.

As of December 31, 2021, the probability of default ranged from 0.12% to 4.98% and the loss given default was estimated to be 45%. As of December 31, 2022, the probability of default ranged from 0.39% to 0.57% and the loss given default was estimated to be 45%.

	Internal credit risk rating
As of December 31, 2021	AAA	AA	A	BBB	BB	CCC	Total

Expected credit loss rate	—	—	0.10%	0.17%	—	0.10%	—
Gross carrying amount (HK$‘000)	—	—	54,763	24,218	—	7,534	86,515

	Internal credit risk rating
As of December 31, 2022	AAA	AA	A	BBB	BB	CCC	Total

Expected credit loss rate	—	0.15%	—	0.27%	—	—	—
Gross carrying amount (HK$‘000)	—	84,563	—	103,111	—	—	187,674
The expected credit losses as of December 31, 2021 and 2022 were immaterial and no loss allowance for accounts receivable was
provide
d
.